INCOME TAX (Details 3) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets, current
Allowance for doubtful accounts		$ 9,172
Inventory provision		179
Provision for contract loss		694
Long-term assets		13
Deferred revenue		3,220
Deferred subsidies		1,654
Warranty liabilities		829
Recognition of intangible assets		(2)
Accrued payroll		998
Net operating loss carry forward		9,801
Valuation allowance		(10,160)
Total deferred tax assets, current		16,398
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings		(10,071)
Recognition of intangible assets		0
PRC dividend withholding tax		(2,949)
Others		2
Total deferred tax liabilities, current		(13,018)
Net deferred tax assets, current	$ 0	7,730
Net deferred tax liabilities, current	0	(4,350)
Deferred tax assets, non-current
Long-term assets		112
Deferred subsidies		333
Net operating loss carryforward		1,573
Warranty liabilities		332
Others		192
Total deferred tax assets, non-current		2,542
Deferred tax liabilities, non-current
Share of net gains of equity investees		(2,520)
Property, plant and equipment		(38)
Intangible assets and other non-current assets		(5,552)
Total deferred tax liabilities, non-current		(8,110)
Net deferred tax assets-non-current	8,318	1,121
Net deferred tax liabilities-non-current	(9,366)	$ (6,689)
Deferred tax assets
Allowance for doubtful accounts	9,600
Costs and estimated earnings in excess of billings	(8,544)
Deferred revenue	3,562
Deferred subsidies	1,809
Warranty liabilities	882
Accrued payroll	1,029
Net operating loss carry forward	12,739
Long-term assets	296
Warranty liabilities	324
Share of net gains(loss) of equity investees	(2,038)
Inventory provision	713
Provision for contract loss	70
Recognition of intangible assets	11
Others	387
Long-term assets	0
Valuation allowance	(12,522)
Total deferred tax assets-non-current	8,318
Deferred tax liabilities
Withholding tax on capital repayment	(3,019)
Intangible assets and other non-current assets	(6,327)
Property, plant and equipment	(20)
Total deferred tax assets, non-current	$ (9,366)